Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2019
Current assets:
Cash and cash equivalents	$ 1,426,000	$ 1,706,000	$ 1,589,000
Accounts receivable, net	3,248,000	841,000	3,684,000
Prepaid expenses	121,000	143,000	815,000
Other assets - short term portion	20,000	1,000	2,000
Total current assets	4,815,000	2,691,000	6,090,000
Other assets -long term portion	534,000	615,000	318,000
Property and equipment, net	273,000	344,000	782,000
Operating lease right-of-use assets	7,404,000	8,297,000	0
Intangible assets, net	2,572,000	4,191,000	10,060,000
Goodwill	17,362,000	17,362,000	19,347,000
Total assets	32,960,000	33,500,000	36,597,000
Current liabilities:
Accounts payable and accrued expenses	10,553,000	8,137,000	8,362,000
Convertible notes payable	535,000	1,435,000	35,000
Note payable - related party - short term portion	452,000	452,000	207,000
Contract liabilities	6,647,000	3,327,000	3,516,000
Operating lease liability - short term portion	2,922,000	2,255,000	0
Derivative liabilities	98,000	0	323,000
Stimulus loan program - short term portion	16,000	849,000	0
Total current liabilities	21,223,000	16,455,000	12,443,000
Long term liabilities:
Operating lease liability - long term portion	6,327,000	7,003,000	0
Deferred rent - long term portion		0	519,000
Note payable - related party - long term portion	2,198,000	1,975,000	2,251,000
Stimulus loan program - long term portion	553,000	855,000	0
Rental deposits	94,000	105,000	109,000
Liabilities of discontinued operations - long term portion	107,000	107,000	6,452,000
Total liabilities	30,502,000	26,500,000	21,774,000
Commitment and contingencies (Note 11 &12)		0	0
Stockholders' equity:
Common stock, ($0.001 par value: 300,000,000 shares authorized; 15,020,512 and 15,454,623 shares issued and outstanding as of March 31, 2021 and June 30, 2020, respectively)	15,000	16,000	15,000
Additional paid-in-capital	182,717,000	176,262,000	169,400,000
Stock payable	156,000	1,300,000	1,743,000
Accumulated deficit	(180,115,000)	(170,892,000)	(156,445,000)
Other comprehensive (gain)/loss	(376,000)	253,000	50,000
Total stockholders' equity (deficit)	2,458,000	7,000,000	14,823,000
Total liabilities and stockholders' equity (deficit)	32,960,000	33,500,000	36,597,000
Series A Preferred Stock [Member]
Stockholders' equity:
Preferred stock value	7,000	7,000	7,000
Series B Convertible Preferred Stock [Member]
Stockholders' equity:
Preferred stock value	25,000	25,000	25,000
Series C Convertible Preferred Stock [Member]
Stockholders' equity:
Preferred stock value	9,000	9,000	9,000
Series D Convertible Preferred Stock [Member]
Stockholders' equity:
Preferred stock value	$ 20,000	$ 20,000	$ 19,000